Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Capital Surplus Other	Accumulated Deficits	Unrealized Valuation Loss on Financial Assets at Fair Value Through Other Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2018	$ 30,618,033	$ 51,627,219	$ 111,459,672	$ 105,143,362	$ 6,316,310		$ (132,468,858)
Beginning balance, share at Dec. 31, 2018		160,248,940
Recognition of employee share options by the Company	76,648		76,648		76,648
Net loss	(12,275,009)						(12,275,009)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(12,275,009)						(12,275,009)
Ending balance at Jun. 30, 2019	18,419,672	$ 51,627,219	111,536,320	105,143,362	6,392,958		(144,743,867)
Ending balance, share at Jun. 30, 2019		160,248,940
Beginning balance at Dec. 31, 2018	30,618,033	$ 51,627,219	111,459,672	105,143,362	6,316,310		(132,468,858)
Beginning balance, share at Dec. 31, 2018		160,248,940
Net loss	(47,015,967)
Ending balance at Dec. 31, 2019	(603,274)	$ 61,366,844	116,495,710	108,800,191	6,274,591	$ 1,420,928	(179,484,825)	$ (55,084)	$ 1,074,081
Ending balance, share at Dec. 31, 2019		189,954,970
Net loss	(7,321,584)						(7,005,889)		(315,695)
Other comprehensive loss for the six months ended June 30, 2020, net of income tax	(74,331)							(74,331)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(7,395,915)						(7,005,889)	(74,331)	(315,695)
Ending balance at Jun. 30, 2020	$ (7,999,189)	$ 61,366,844	$ 116,495,710	$ 108,800,191	$ 6,274,591	$ 1,420,928	$ (186,490,714)	$ 129,415	$ 758,386
Ending balance, share at Jun. 30, 2020		189,954,970